Proskauer rose LLP

Eleven Times Square

New York, New York 10036

May 25, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Frank Buda

Re:	BNY Mellon Absolute Insight Funds, Inc. (811-23036)

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BNY Mellon Absolute Insight Funds, Inc. (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement"). The Registration Statement contains a Prospectus/Proxy Statement (the "Prospectus/Proxy Statement") seeking the approval of shareholders of Dreyfus Intermediate Term Income Fund (the "Fund"), a series of Dreyfus Investment Grade Funds, Inc. (the "Company"), of an Agreement and Plan of Reorganization to allow the Fund to transfer its assets in a tax-free reorganization to BNY Mellon Insight Core Plus Fund (the "Acquiring Fund"), a series of the Registrant, in exchange solely for Class A, Class C, Class I and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization"). If the Reorganization is approved by Fund shareholders, holders of Class A, Class C, Class I and Class Y shares of the Fund will receive a number of Class A, Class C, Class I or Class Y shares (or fractions thereof) of the Acquiring Fund, respectively, equal in value to the aggregate net asset value of the shareholder's Class A, Class C, Class I or Class Y Fund shares as of the closing date of the Reorganization. The Fund and the Acquiring Fund are each an open-end investment company. The Acquiring Fund and the Fund are advised by The Dreyfus Corporation ("Dreyfus"). The Acquiring Fund is sub-advised by Insight North America LLC ("INA"), an affiliate of Dreyfus.

The Registrant intends to file a Pre-Effective Amendment to include the Consent of Ernst & Young LLP, independent registered public accounting firm for the Fund and the Acquiring Fund, with respect to the Acquiring Fund's Annual Report for its fiscal year ended April 30, 2018, which is to be filed on or about June 20, 2018, and will file a Post-Effective Amendment that will include a copy of the final tax opinion, if the Reorganization is approved by Fund shareholders.

The Company intends to mail the Prospectus/Proxy Statement on or about July 9, 2018 to the Fund's shareholders of record as of the close of business on June 25, 2018. A special meeting of shareholders of the Fund is scheduled to be held at Dreyfus' offices on Wednesday, September 5, 2018 to vote on the Agreement and Plan of Reorganization. No other business is expected to be presented at that meeting. If the Reorganization is approved, it currently is expected to be consummated on or about October 19, 2018.

The Acquiring Fund has been determined to be the accounting survivor of the Reorganization, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994) (the "NAST factors"). Such determinations were made in consultation with the independent registered public accounting firm and counsel to the Fund and Acquiring Fund and counsel to the independent board members of the Registrant and the Company. These factors include those noted below:

•	Investment Adviser. Dreyfus is the investment adviser to both the Acquiring Fund and the Fund. Dreyfus has engaged its affiliate, INA, to serve as the Acquiring Fund's sub-investment adviser and provide the day-to-day management of the Acquiring Fund's investments. The Acquiring Fund and the Fund have different portfolio managers. If the Reorganization is approved and consummated, INA and the Acquiring Fund's current primary portfolio managers will provide the day-to-day management of the combined fund's investments.

•	Investment Objectives, Policies and Restrictions. As described in greater detail in the Prospectus/Proxy Statement, the Acquiring Fund and the Fund have similar investment objectives and substantially similar investment management policies. However, the investment practices and process used by the portfolio managers for the Acquiring Fund and the Fund to manage the Acquiring Fund and the Fund, respectively, are different and the investment limitations of each fund are not identical. The Acquiring Fund's investment objective, policies, restrictions and process will be used to manage the combined fund after the Reorganization.

The Acquiring Fund seeks high total return consistent with preservation of capital. The Fund seeks to maximize total return, consisting of capital appreciation and current income.

The Acquiring Fund and the Fund each normally invests in various types of fixed-income securities of U.S. and foreign issuers. The Acquiring Fund normally invests primarily in fixed-income securities rated, at the time of purchase, investment grade (i.e., Baa3/BBB- or higher) or the unrated equivalent as determined by INA. The Acquiring Fund, however, may invest up to 25% of its net assets in fixed-income securities rated, at the time of purchase, below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by INA. The Fund normally invests at least 80% of its net assets in fixed-income securities rated investment grade or the unrated equivalent as determined by Dreyfus. The Fund may invest up to 20% of its assets in fixed-income securities rated below investment grade to as low as Caa/CCC or the unrated equivalent as determined by Dreyfus.

The fixed-income securities in which each fund may invest may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. Typically, the Acquiring Fund and the Fund each can be expected to have an average effective portfolio duration ranging between three and eight years. INA may lengthen or shorten the Acquiring Fund's portfolio duration outside this range depending on its evaluation of market conditions. In addition, the Fund's portfolio typically can be expected to have an average effective maturity ranging between five and ten years. The Acquiring Fund does not have any restrictions on its average effective portfolio maturity. Each fund may invest in individual fixed-income securities of any maturity or duration.

The Acquiring Fund may invest in the securities of foreign issuers, including, although not a principal investment strategy, up to 20% of its net assets in the securities of issuers located in emerging market countries. The Fund focuses on U.S. securities, but may invest up to 30% of its total assets in fixed-income securities of foreign issuers, including those of issuers in emerging markets. Securities in which each fund invests may be denominated in foreign currencies. To protect it against potential depreciation of such foreign currencies versus the U.S. dollar, each fund may engage in currency hedging.

In constructing the Acquiring Fund's portfolio, INA relies primarily on proprietary, internally-generated credit research. This credit research focuses on both industry/sector analysis as well as detailed individual security selection. INA seeks to identify investment opportunities for the Acquiring Fund based on the relative value of securities. INA analyzes individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position and overall financial strength. INA may supplement its internal research with external, third-party credit research and related credit tools. INA may sell securities in anticipation of market declines or credit downgrades. In addition, INA may sell securities to take advantage of new investment opportunities.

Given that the Acquiring Fund and the Fund have similar investment objectives and substantially similar investment management policies, the risks associated with an investment in the Acquiring Fund and the Fund are substantially similar. Because the Acquiring Fund may invest a higher percentage of its assets in fixed-income securities rated below investment grade and foreign issuers than the Fund, the Acquiring Fund may be subject to certain of the risks associated with investments in high yield securities and foreign securities to a greater extent than the Fund.

•	Expense Structure and Expense Ratios. The Acquiring Fund has a lower management fee and, based on the expenses of each fund as of its most recent fiscal year end, lower net annual fund expenses than the Fund. Under its agreement with Dreyfus, the Acquiring Fund has agreed to pay Dreyfus a management fee at the annual rate of 0.35% of the value of the Acquiring Fund's average daily net assets. Dreyfus, in turn, pays INA for the provision of sub-investment advisory services to the Acquiring Fund. Under its agreement with Dreyfus, the Fund has agreed to pay Dreyfus a management fee at the annual rate of 0.45% of the value of the Fund's average daily net assets. Annual fund operating expenses for the Fund and the Acquiring Fund (after current fee waivers and expense reimbursements) as of the last fiscal year end (July 31, 2017 for the Fund and April 30, 2018 for the Acquiring Fund) were 0.89% and 0.70% for Class A, 1.62% and 1.45% for Class C, 0.55% and 0.45% for Class I, and 0.50% and 0.45% for Class Y, respectively. In addition, the total expense ratio of the Acquiring Fund's Class A, Class C, Class I and Class Y shares, as adjusted showing the effect of the consummation of the Reorganization, based on the fees and expenses of each fund as of its last fiscal year end (without reflecting the current fee waivers and expense reimbursements) are estimated to be lower than the total expense ratio of the corresponding class of shares of the Fund.

•	Asset Size. The funds have differing asset sizes, with the Fund having more assets than the Acquiring Fund. As of May 14, 2018, the Acquiring Fund and the Fund had net assets of approximately $41.58 million and $531.69 million, respectively.

•	Portfolio Composition. The portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies, restrictions and process. If the Reorganization is approved by Fund shareholders, management has advised that the Fund's portfolio will be repositioned so that it substantially replicates the exposures and holdings of the Acquiring Fund's portfolio, subject to any restrictions imposed by the Internal Revenue Code.

It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund's investment objective, policies, restrictions and process and class and expense structure will be used in managing the combined fund. The Acquiring Fund's adviser, sub-adviser and portfolio managers will continue in their roles for the combined fund after the Reorganization. Additionally, the portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies, restrictions and process. Although the Acquiring Fund has a smaller asset base than the Fund, we do not believe that the asset size difference should outweigh the other NAST factors that indicate that the Acquiring Fund should be the accounting survivor in the Reorganization.

Please telephone the undersigned at 212.969.3722, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Robert Spiro
Robert Spiro

cc:	David Stephens

Jeff Prusnofsky